Accounts Payable - An aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Payable
Accounts payable-third parties	$ 33,646	$ 45,533
Not later than 3 months
Accounts Payable
Accounts payable-third parties	28,926	38,944
Between 3 months to 6 months
Accounts Payable
Accounts payable-third parties	1,775	5,080
Between 6 months to 1 year
Accounts Payable
Accounts payable-third parties	1,896	502
Later than 1 year
Accounts Payable
Accounts payable-third parties	$ 1,049	$ 1,007